Shareholders’ Equity - Schedule of RSUs Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule Of Rsus Activity Abstract
Amount of RSUs, Unvested and Outstanding beginning balance | shares	586,584
Weighted Average Grant date Fair Value per Share, Unvested and Outstanding beginning balance | $ / shares	$ 1.069
Amount of RSUs, Granted | shares	1,779,693
Weighted Average Grant date Fair Value per Share, Granted | $ / shares	$ 1.09
Amount of RSUs, Forfeited | shares	0
Weighted Average Grant date Fair Value per Share, Forfeited | $ / shares	$ 0
Amount of RSUs, Vested | shares	(663,163)
Weighted Average Grant date Fair Value per Share, Vested | $ / shares	$ 1.125
Amount of RSUs, Unvested and Ending beginning balance | shares	1,703,114
Amount of RSUs, Unvested and Ending beginning balance | $ / shares	$ 1.068